Servicing - Mortgage Servicing Rights Capitalized and Amortized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Servicing Asset [Abstract]
Mortgage servicing rights capitalized	$ 16	$ 0
Mortgage servicing rights amortized	$ 13	$ 12